Bank Loans (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Short-term bank loans	$ 4,830,062		$ 6,584,664
Debt instrument maturity date description	Mature on various dates from July 30, 2020 to May 7, 2021.
Weighted average interest rate, percentage	6.33%	6.45%
Interest expenses	$ 200,000	$ 200,000
Minimum [Member]
Borrowings, interest rate	5.66%
Maximum [Member]
Borrowings, interest rate	9.00%